NOTE 15 - Income taxes: Schedule of Reconciliation of effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Details
Net loss before tax	$ (12,905)	$ (12,564)
Non-taxable losses in Canada, Israel and United States	12,966	12,707
Taxable income before income taxes	$ 61	$ 143
Company's domestic tax rate in Canada	27.00%	27.00%
Income tax expense based on average statutory tax rate	$ 16	$ 39
Imputed interest over inter-company balances	(2)	0
Carryforward NOL	(3)	0
Different tax rates applied in overseas jurisdictions	(3)	0
Other differences unrecognized previously	0	(39)
Total income tax expense	$ 8	$ 0